Interests in unconsolidated structured entities (Narrative) (Detail) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Sponsored | in which UBS did not have an interest at year-end | Carrying amount
Disclosure Of Unconsolidated Structured Entities [Line Items]
Aggregated carrying amount of assets transferred into newly created sponsored SEs	$ 10.3	$ 5.5
Sponsored | in which UBS did not have an interest at year-end | Asset Management
Disclosure Of Unconsolidated Structured Entities [Line Items]
Group's share of invested assets	93.0	84.0
Interests in Investment funds not represented on balance sheet
Disclosure Of Unconsolidated Structured Entities [Line Items]
Net asset value held by the unconsolidated structured entities in which UBS had an interest	661.0	547.0
Interests in Securitization vehicles not represented on balance sheet
Disclosure Of Unconsolidated Structured Entities [Line Items]
Net asset value held by the unconsolidated structured entities in which UBS had an interest	$ 25.0	$ 24.0